Emissions Liabilities - (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantity of emissions rights allocated free of charge [Abstract]
Disclosure of Quantity of Emissions Rights Allocated Free of Charge
(1)	The quantity of emissions rights allocated free of charge for each implementation year as of December 31, 2023 are as follows:

(In tCO2-eQ)
	Quantities allocated in 2021	Quantities allocated in 2022	Quantities allocated in 2023	Quantities allocated In 2024	Quantities allocated in 2025	Total
Emissions rights allocated free of charge(*)	1,385,433	1,602,751	1,443,977	1,300,465	1,300,465	7,033,091

(*)	The changes in quantity due to additional allocation, cancellation of allocation and others are considered.

Disclosure of Changes in Emissions Rights Quantities
(2)	Changes in emissions rights quantities the Group held are as follows:

(In tCO2-eQ)
	Quantities allocated in 2021	Quantities allocated in 2022	Quantities allocated in 2023	Total
Beginning	—	—	306,575	306,575
Allocation at no cost	1,385,433	1,602,751	1,443,977	4,432,161
Purchase	—	213,609	—	213,609
Surrender or shall be surrendered	(1,421,570)	(1,515,595)	(1,657,664)	(4,594,829)
Borrowed	36,137	5,810	—	41,947

Ending	—	306,575	92,888	399,463